SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ 1,370	$ 3,229	$ 15,187	$ 35,456
Deferred tax (benefit) expense				129,812
Total income taxes	$ 1,370	$ 3,229	$ 15,187	$ 165,268